Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2024
Loss Before Tax [Abstract]
Schedule of Loss Before Tax

The Group’s loss before tax is arrived at after charging/(crediting):

		For the years ended December 31
	Notes	2022	2023	2024	2024
		RMB	RMB	RMB	US$

Cost of inventories sold		18,926	29,342	27,031	3,703
Cost of services provided		3,072	1,201	2,054	281
Depreciation of property, plant and equipment**	12	38,194	55,281	71,184	9,752
Depreciation of investment property**	13	1,444	15,883	-	-
Depreciation of right-of-use assets**	14(a)	13,495	11,632	11,134	1,525
Amortization of intangible assets**	16	9,782	10,399	10,851	1,487
Research and development costs		743,104	706,972	947,245	129,772
Employee benefit expense (including directors’ remuneration):
Wages and salaries		360,838	337,381	367,008	50,280
Equity-settled share-based payment expenses**	33	22,105	31,503	20,924	2,867
Pension scheme contributions (defined contribution scheme) *		28,659	30,705	34,404	4,713
Fair value (gain)/loss, net:
Derivative financial instruments		(19,434)	(2,822)	-	-
Financial assets at FVTPL		9,765	699	832	114
(Gain)/Loss on disposal of items of property, plant and equipment		(2,068)	(4)	50	7
Gain on disposal of items of lease		(205)	-	(85)	(12)
Lease payments not included in the measurement of lease liabilities	14(c)	124	181	238	33
Government grants related to income		(33,597)	(19,358)	(9,073)	(1,243)
Bank interest income		(9,727)	(32,409)	(37,840)	(5,184)
Auditors’ remuneration		2,510	2,550	7,900	1,082
Donations		3,118	3,988	6,322	866
Foreign exchange loss/(gain), net		2,703	(1,621)	(6,694)	(917)

*	There are no forfeited contributions that may be used by the Group as the employer to reduce the existing level of contributions.

**	The depreciation of property, plant and equipment, the depreciation of investment property, the depreciation of right-of-use assets, the amortization of intangible assets and the equity-settled share-based payment expenses for the years are included in “Cost of Sales”, “Research and development expenses”, “Selling and distribution expenses” and “Administrative expenses” in the consolidated statements of profit or loss.